SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS DUE TO OPERATING LEASES (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Lease
2027	$ 86,722
2028	77,689
Total minimum operating lease liabilities payment	164,411
Less: imputed interest	(7,561)
Operating lease liabilities	$ 156,850	$ 235,285